Borrowings (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 AUD ($)	Nov. 30, 2017 ZAR (R)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Finance leases						$ (15,000,000)				$ (15,000,000)	$ (15,000,000)
Total non-current borrowings including current portion						2,268,000,000				2,178,000,000	2,688,000,000
Current portion of non-current borrowings included in current liabilities						(38,000,000)				(34,000,000)	(51,000,000)
Total non-current borrowings						2,230,000,000				2,144,000,000	2,637,000,000
Total current borrowings						38,000,000				34,000,000	100,000,000
Total borrowings (notes 34 and 35)	$ 2,268,000,000		$ 2,178,000,000	$ 2,737,000,000	$ 3,721,000,000	2,268,000,000				2,178,000,000	2,737,000,000
Borrowings	2,268,000,000		2,178,000,000	2,737,000,000	3,721,000,000	2,268,000,000				2,178,000,000	2,737,000,000
Undrawn borrowing facilities						1,515,000,000				1,361,000,000	1,222,000,000
Opening balance			2,178,000,000	2,737,000,000	3,721,000,000
Acquisitions and disposals - other			0	0	47,000,000
Proceeds from borrowings			815,000,000	787,000,000	421,000,000
Repayment of borrowings			(767,000,000)	(1,333,000,000)	(1,288,000,000)
Finance costs paid on borrowings			(125,000,000)	(159,000,000)	(239,000,000)
Interest charged to the income statement			130,000,000	145,000,000	213,000,000
Fair value adjustments on issued bonds			0	(9,000,000)	(66,000,000)
Translation			37,000,000	10,000,000	(72,000,000)
Closing balance	2,268,000,000		2,268,000,000	2,178,000,000	2,737,000,000
Finance costs paid on borrowings			125,000,000	159,000,000	239,000,000
Commitment fees, environmental guarantee fees and other borrowing costs			13,000,000	13,000,000	12,000,000
Finance costs paid on borrowings			138,000,000	172,000,000	251,000,000
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings (notes 34 and 35)	1,807,000,000		1,844,000,000	2,447,000,000	2,447,000,000	1,807,000,000				1,844,000,000	2,447,000,000
Borrowings	1,807,000,000		1,844,000,000	2,447,000,000	2,447,000,000	1,807,000,000				1,844,000,000	2,447,000,000
Opening balance			1,844,000,000	2,447,000,000
Closing balance	1,807,000,000		1,807,000,000	1,844,000,000	2,447,000,000
Australian dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings (notes 34 and 35)	221,000,000		225,000,000	158,000,000	158,000,000	221,000,000				225,000,000	158,000,000
Borrowings	221,000,000		225,000,000	158,000,000	158,000,000	221,000,000				225,000,000	158,000,000
Opening balance			225,000,000	158,000,000
Closing balance	221,000,000		221,000,000	225,000,000	158,000,000
SA rand
Disclosure of detailed information about borrowings [line items]
Total borrowings (notes 34 and 35)	237,000,000		106,000,000	130,000,000	130,000,000	237,000,000				106,000,000	130,000,000
Borrowings	237,000,000		106,000,000	130,000,000	130,000,000	237,000,000				106,000,000	130,000,000
Opening balance			106,000,000	130,000,000
Closing balance	237,000,000		237,000,000	106,000,000	130,000,000
Brazilian real
Disclosure of detailed information about borrowings [line items]
Total borrowings (notes 34 and 35)	3,000,000		3,000,000	2,000,000	2,000,000	3,000,000				3,000,000	2,000,000
Borrowings	3,000,000		3,000,000	2,000,000	2,000,000	3,000,000				3,000,000	2,000,000
Opening balance			3,000,000	2,000,000
Closing balance	3,000,000		3,000,000	3,000,000	2,000,000
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings (notes 34 and 35)	38,000,000		34,000,000	100,000,000	100,000,000	38,000,000				34,000,000	100,000,000
Borrowings	38,000,000		34,000,000	100,000,000	100,000,000	38,000,000				34,000,000	100,000,000
Opening balance			34,000,000	100,000,000
Closing balance	38,000,000		38,000,000	34,000,000	100,000,000
Between one and two years
Disclosure of detailed information about borrowings [line items]
Total borrowings (notes 34 and 35)	219,000,000		170,000,000	64,000,000	64,000,000	219,000,000				170,000,000	64,000,000
Borrowings	219,000,000		170,000,000	64,000,000	64,000,000	219,000,000				170,000,000	64,000,000
Opening balance			170,000,000	64,000,000
Closing balance	219,000,000		219,000,000	170,000,000	64,000,000
Between two and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings (notes 34 and 35)	1,687,000,000		902,000,000	1,495,000,000	1,495,000,000	1,687,000,000				902,000,000	1,495,000,000
Borrowings	1,687,000,000		902,000,000	1,495,000,000	1,495,000,000	1,687,000,000				902,000,000	1,495,000,000
Opening balance			902,000,000	1,495,000,000
Closing balance	1,687,000,000		1,687,000,000	902,000,000	1,495,000,000
After five years
Disclosure of detailed information about borrowings [line items]
Total borrowings (notes 34 and 35)	324,000,000		1,072,000,000	1,078,000,000	1,078,000,000	324,000,000				1,072,000,000	1,078,000,000
Borrowings	324,000,000		1,072,000,000	1,078,000,000	1,078,000,000	324,000,000				1,072,000,000	1,078,000,000
Opening balance			1,072,000,000	1,078,000,000
Closing balance	$ 324,000,000		$ 324,000,000	$ 1,072,000,000	$ 1,078,000,000
$1.25bn bonds - issued July 2013
Disclosure of detailed information about borrowings [line items]
Face amount of facility						1,250,000,000.00
Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Face amount of facility						$ 750,000,000
Interest rate						5.125%	5.125%	5.125%
$700m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Face amount of facility						$ 700,000,000
Interest rate						5.375%	5.375%	5.375%
Term of facility			10 years
$300m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Face amount of facility						$ 300,000,000.0
Interest rate						6.50%	6.50%	6.50%
Term of facility			30 years
Syndicated revolving credit facility ($1bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility						$ 1,000,000,000
Syndicated revolving credit facility ($1bn) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.50%	1.50%	1.50%
Syndicated revolving credit facility ($1bn) - US dollar
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						$ 965,000,000				950,000,000	800,000,000
Face amount of facility						1,000,000,000
Syndicated revolving credit facility (A$500m)
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						226,000,000				191,000,000	266,000,000
Face amount of facility						$ 390,000,000		$ 500,000,000
Term of facility			5 years
Syndicated revolving credit facility (A$500m) | BBSY
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						2.00%	2.00%	2.00%
Syndicated loan facility (R1.5bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R							R 1,500,000,000.0
Syndicated revolving credit facility (R2.5bn)
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						$ 146,000,000				0	0
Face amount of facility						$ 202,000,000	R 2,500,000,000.0
Term of facility	3 years
Syndicated revolving credit facility (R2.5bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.80%	1.80%	1.80%
Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R							R 1,400,000,000.0
Syndicated loan facility (R1.4bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis						1.65%	1.65%	1.65%
Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility		$ 81,000,000					R 1,000,000,000		R 1,000,000,000
Term of facility		3 years
Syndicated loan facility (R1bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.30%				1.30%	1.30%	1.30%	1.30%
Syndicated revolving credit facility (R1.5bn) - SA rand
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						$ 0				21,000,000	33,000,000
Face amount of facility | R							R 1,500,000,000.0
Syndicated revolving credit facility (R1.4bn) - SA rand
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						32,000,000				102,000,000	91,000,000
Face amount of facility | R							R 1,400,000,000.0
FirstRand Bank Limited - SA rand
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						61,000,000				37,000,000	32,000,000
Revolving Credit Facilities - $100m
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						85,000,000				60,000,000	0
Face amount of facility						$ 100,000,000.0
Revolving Credit Facilities - $100m | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate						6.20%	6.20%	6.20%
Revolving Credit Facilities - $100m | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate						8.00%	8.00%	8.00%
Other | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate						4.50%	4.50%	4.50%
Other | Average
Disclosure of detailed information about borrowings [line items]
Interest rate						2.50%	2.50%	2.50%
Turbine Square Two (Pty) Limited
Disclosure of detailed information about borrowings [line items]
Finance leases						$ 15,000,000				15,000,000	15,000,000
Interest rate						9.80%	9.80%	9.80%
Australian Gas Pipeline
Disclosure of detailed information about borrowings [line items]
Finance leases						$ 58,000,000				57,000,000	62,000,000
Interest rate						6.75%	6.75%	6.75%
Other
Disclosure of detailed information about borrowings [line items]
Finance leases						$ 5,000,000				5,000,000	2,000,000
Other | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate						2.50%	2.50%	2.50%
Other | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate						15.50%	15.50%	15.50%
Unsecured Bonds Issued December 2013
Disclosure of detailed information about borrowings [line items]
Current borrowings						$ 0				0	49,000,000
Debt carried at fair value | $1.25bn bonds - issued July 2013
Disclosure of detailed information about borrowings [line items]
Unsecured bonds						0				0	498,000,000
Debt carried at amortised cost | Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Unsecured bonds						759,000,000				758,000,000	756,000,000
Debt carried at amortised cost | Rated bonds - issued April 2010
Disclosure of detailed information about borrowings [line items]
Unsecured bonds						1,001,000,000				1,000,000,000	999,000,000
Debt carried at amortised cost | Syndicated revolving credit facility ($1bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						32,000,000				45,000,000	194,000,000
Debt carried at amortised cost | Syndicated revolving credit facility (A$500m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						163,000,000				168,000,000	96,000,000
Debt carried at amortised cost | Syndicated loan facility (R1.5bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0				88,000,000	65,000,000
Debt carried at amortised cost | Syndicated revolving credit facility (R2.5bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						56,000,000				0	0
Debt carried at amortised cost | Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						81,000,000				0	0
Debt carried at amortised cost | Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						81,000,000				0	0
Debt carried at amortised cost | Revolving Credit Facilities - $100m
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						16,000,000				41,000,000	0
Debt carried at amortised cost | Other
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						$ 1,000,000				$ 1,000,000	$ 1,000,000
Australian Gas Pipeline One [Member] | Australian Gas Pipeline
Disclosure of detailed information about borrowings [line items]
Term of facility			10 years
Australian Gas Pipeline Two [Member] | Australian Gas Pipeline
Disclosure of detailed information about borrowings [line items]
Term of facility			12 years